Related Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Aug. 23, 2019	Mar. 30, 2020	Aug. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 06, 2020
Related Party Transactions (Details) [Line Items]
Aggregate loan amount	$ 300,000
Non-interest bearing maturity date	Mar. 31, 2020
Outstanding promissory note payable	$ 183,876
Business combination of working capital							$ 1,500,000		$ 1,500,000
Price per warrant (in Dollars per share)									$ 1
Incurred and paid under agreement				$ 0	$ 0		7,050	$ 7,050	$ 7,050
Incurred and paid fees						$ 44,364
Related Party Transaction, Amounts of Transaction				$ 11,091	$ 11,091		22,182	22,182
Jasper Therapeutics, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Aggregate consideration										$ 389,000
Advisory and consulting services							100,000		300,000	200,000
Research and total expenses							300,000		300,000
Research and development expense							365,000	$ 77,000	488,000
Diligence and legal expenses									200,000
Company property rights									74,000
Common stock cash									$ 6,000
Business-related expenses										60,000
Consulting services										$ 200,000
Jasper Therapeutics, Inc. [Member] | Zai Lab Limited [Member]
Related Party Transactions (Details) [Line Items]
Research and development expense							$ 36,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock subject to forfeiture (in Shares)											375,000
Share conversion percentage							20.00%		20.00%
Founder shares issued and outstanding (in Shares)							2,500,000		2,500,000
Consulting agreement [Member]
Related Party Transactions (Details) [Line Items]
Related party consulting agreements fee		$ 600							$ 600
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Ownership interest, percentage				45.00%			45.00%		45.00%
Aggregate office space amount							$ 3,697		$ 3,697
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock subject to forfeiture (in Shares)									375,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)				$ 1			$ 1
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of common stock to sponsor (in Shares)							375,000
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of common stock to sponsor (in Shares)			2,875,000
Aggregate consideration			$ 25,000